Schedule of Finite-Lived Intangible Assets, Amortization Period (Details)	Jun. 30, 2024
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period in years	5 years
Kidoz OS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period in years	3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period in years	8 years